Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2022
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥154	¥—	¥154	¥154	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	6	6	0	6

Total	¥—	¥154	¥6	¥160	¥154	¥6

	Billions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥124	¥—	¥124	¥124	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥124	¥7	¥131	¥126	¥5

Type and carrying value of financial assets

	Billions of yen
	March 31
	2021	2022
Assets
Trading assets
Loans for trading purposes	¥106	¥19
Loans receivable	—	203

Total	¥106	¥222

Liabilities
Long-term borrowings	¥106	¥222

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2021	2022
Consolidated VIE assets
Cash and cash equivalents	¥13	¥62
Trading assets
Equities	524	555
Debt securities	414	443
CMBS and RMBS	20	21
Investment trust funds and other	4	—
Derivatives	1	1
Private equity and debt investments	21	4
Office buildings, land, equipment and facilities	51	10
Other	26	115

Total	¥1,074	¥1,211

Consolidated VIE liabilities
Trading liabilities
Derivatives	2	0
Borrowings
Short-term borrowings	74	95
Long-term borrowings	763	797
Other	2	6

Total	¥841	¥898

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2021
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥30	¥—	¥30
Debt securities	60	—	60
CMBS and RMBS	2,362	—	2,362
Investment trust funds and other	195	—	195
Private equity and debt investments	3	—	3
Loans	556	—	556
Other	19	—	19
Commitments to extend credit and other guarantees	—	—	110

Total	¥3,225	¥—	¥3,335

	Billions of yen
	March 31, 2022
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	61	—	61
CMBS and RMBS	1,432	—	1,432
Investment trust funds and other	191	—	191
Private equity and debt investments	22	—	22
Loans	940	—	940
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	256

Total	¥2,682	¥—	¥2,938

The above does not
include
certain repurchase agreement financings provided to third parties or Nomura sponsored VIEs.